Lease liabilities and right-of-use assets	12 Months Ended
Dec. 31, 2024
Lease liabilities and right-of-use assets
Lease liabilities and right-of-use assets
18	Lease liabilities and right-of-use assets

The Group’s lease environment includes rental of office space across different locations of operation.

Office leases

The Group has leased office space across different locations of operations with lease terms ranging from 1 to 5 years. The Group has determined the non-cancellable lease term for individual leases based on the requirements under IFRS 16 and considering the options available to extend the lease agreement or not to terminate the lease agreements.

Lease term

The Group’s contractual arrangements with the lessors generally contain lease term extension and early termination options that are to be mutually agreed upon between the lessor and the Group. Certain other leased office spaces contractually allow the lease agreement to be extended or terminated beyond the non-cancellable period solely upon the Group’s discretion.

Low value leases

The Group has not identified any low value leases for the years ended 31 December 2024 and 31 December 2023.

18.1	Right-of-use assets

	As of 31 December
	2024	2023
	USD	USD
Balance as of 1 January	484,362	815,646
Additions during the year	—	436,769
Depreciation charge for the year	(177,107)	(364,116)
Assets classified as held for sale (Note 32)	—	(78,175)
Termination of lease	—	(272,421)
Foreign currency adjustment	(74,643)	(53,341)
Balance as of 31 December	232,612	484,362

Depreciation is allocated as detailed below:

	2024	2023	2022
	USD	USD	USD
General and administrative expenses (Note 21)	97,200	127,979	320,155
Discontinued operations	79,907	236,137	896,340
	177,107	364,116	1,216,495

18	Lease liabilities and right-of-use assets (continued)
18.2	Sublease receivables

	As of 31 December
	2024	2023
	USD	USD
Balance as of 1 January	571,022	1,201,552
Interest income	12,349	37,706
Lease rentals received	(583,371)	(668,236)
Balance as of 31 December	—	571,022

On 1 November 2022, the Group entered into a sub-lease agreement for a space of 10,417 square feet part of the head office in Dubai. The agreement commenced on same date of the agreement and expired on 1 November 2024.

Maturity analysis

	As of 31 December
	2024	2023
	USD	USD
Less than one year (current)	—	571,022
Sublease receivables as of 31 December	—	571,022

Interest income is allocated as detailed below:

	2024	2023	2022
	USD	USD	USD
Discontinued operations	12,349	37,706	8,340
	12,349	37,706	8,340

18.3	Lease liabilities

	As of 31 December
	2024	2023
	USD	USD
Balance as of 1 January	1,662,411	2,343,126
Additions during the year	—	436,769
Accretion of interest	73,528	127,426
Repayments	(484,690)	(572,997)
Liabilities directly associated with assets classified as held for sale (Note 32)	—	(256,966)
Termination of lease	—	(341,350)
Foreign currency adjustment	(204,185)	(73,597)
Balance as of 31 December	1,047,064	1,662,411

Maturity analysis

	As of 31 December
	2024	2023
	USD	USD
Current portion	606,881	640,695
Non-current portion	440,183	1,021,716
Lease liabilities as of 31 December	1,047,064	1,662,411

18	Lease liabilities and right-of-use assets (continued)
18.3	Lease liabilities (continued)

Accretion of interest is allocated as detailed below:

	2024	2023	2022
	USD	USD	USD
Finance cost (Note 26)	25,121	49,248	110,174
Discontinued operations	48,407	78,178	231,336
	73,528	127,426	341,510

Amounts recognised in the consolidated statement of comprehensive income:

	As of 31 December
	2024	2023	2022
	USD	USD	USD
Interest expense on lease liabilities	(73,528)	(127,426)	(341,510)
Interest income on sublease receivables	12,349	37,706	8,340
Depreciation for right-of-use assets	(177,107)	(364,116)	(1,216,495)
	(238,286)	(453,836)	(1,549,665)